Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	Jan. 28, 2025	Aug. 11, 2024	May 09, 2024	Nov. 30, 2023	Jul. 18, 2023
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Income tax provisions	$ 0
Anti dilutive ordinary shares outstanding	0
Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Cash		$ 4,553	$ 10,576				$ 146,933
Cash equivalents		0	0				0
Cash held in trust account		55,412,140	26,693,780				82,949,890
Ordinary shares redemption price per share		$ 5,000,001
Ordinary shares redemption price per share		$ 10.15
Cash FDIC insured amount		$ 250,000	250,000
Deferred offering costs		4,532,887	4,532,887
Deferred underwriter discount		$ 4,025,000	$ 4,025,000				$ 4,025,000
Evergreen Corporation [Member] | Common Class A [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares redemption price per share		$ 11.88	$ 12.09				$ 11.07
Ordinary shares possible redemption		4,663,957	2,207,300	2,456,657	4,004,330	2,831,713	7,495,670	4,004,330